Safe Agreements	12 Months Ended
Dec. 31, 2022
Safe Agreements [Abstract]
SAFE AGREEMENTS

NOTE 8 — SAFE AGREEMENTS

As of December 31, 2022, the Company received $4.3 million in proceeds from three new SAFE Agreements which were executed on January 4, 2022, January 5, 2022 and February 8, 2022 (the “New SAFE Agreements”). Proceeds from the New SAFE Agreements will be used to fund operations. The New SAFE Agreements are subject to the same terms and conditions as previous SAFE Agreements.

As of December 31, 2021, the Company received $13.0 million in cash related to two SAFE Agreements and 555,556 shares of Series X Convertible Preferred Stock of Intuitive Aviation valued at $1.5 million related to one SAFE Agreement. The SAFE Agreements were executed on September 29, 2021, November 4, 2021 and December 8, 2021. Cash proceeds from the SAFE were used to fund operations.

If an equity financing transaction event, pursuant to which the Company issues and sells preferred stock at a fixed valuation, occurs before the termination of the SAFE, the Company will issue preferred stock to the investor. On the initial close of the equity financing transaction, the SAFE will convert into the number of shares equal to the investment amount divided by either (i) the price per share equal to the valuation cap, as established in the SAFE, divided by the Company capitalization or (ii) 90% of the lowest price per share sold in the equity financing transaction, whichever calculation results in the greatest number of shares.

If a liquidity event, including a change of control, direct listing, or initial public offering, occurs before the termination of the SAFE, the investor will receive consideration equal to the greater of (i) the investment amount or (ii) the amount payable on the number of shares equal to the investment amount divided by the price per share as determined by taking the valuation cap (defined in the SAFE) divided by the Company capitalization.

In a dissolution event, as defined in the SAFE, the Company will pay the investor an amount equal to the purchase price, due and payable immediately prior to the consummation of the dissolution event.

As of December 31, 2022, the SAFE Agreements along with New SAFE Agreements had not yet converted as a qualifying financing event. Pursuant to the guidance under ASC 480, the Company determined that the SAFE agreements should be recorded as liabilities on the Company’s balance sheet and should be initially and subsequently measured at fair value with the changes in fair value recognized in earnings.